INVESTMENTS IN AFFILIATES (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Aug. 31, 2013	Mar. 31, 2012
Investments in affiliates
Carrying Value	$ 187,131	$ 38,823
Ownership Percentage				5.00%
Gaochuangte
Investments in affiliates
Carrying Value	$ 6,837	$ 7,112
Ownership Percentage	40.00%	40.00%
CSI Skypower
Investments in affiliates
Carrying Value	$ 3,332	$ 3,533
Ownership Percentage	50.00%	50.00%	50.00%
GCL-CSI (Suzhou) Photovoltaic Technology Co., Ltd.
Investments in affiliates
Carrying Value	$ 4,526	$ 3,311
Ownership Percentage	10.00%	10.00%
Foto Light LP
Investments in affiliates
Carrying Value	$ 1,735	$ 2,390
Ownership Percentage	5.00%	5.00%
Discovery Light
Investments in affiliates
Carrying Value	$ 1,951	$ 2,125
Ownership Percentage	5.00%	5.00%
City Light
Investments in affiliates
Carrying Value	$ 1,943
Ownership Percentage	5.00%
Tranquillity
Investments in affiliates
Carrying Value	$ 90,325
Ownership Percentage	49.00%
Garland
Investments in affiliates
Carrying Value	$ 8,599
Ownership Percentage	49.00%
Roserock
Investments in affiliates
Carrying Value	$ 34,898
Ownership Percentage	49.00%
Suzhou Financial Leasing Co., Ltd.
Investments in affiliates
Carrying Value	$ 13,860
Ownership Percentage	6.00%
Others
Investments in affiliates
Carrying Value	$ 19,125	$ 20,352
Others | Minimum
Investments in affiliates
Ownership Percentage	21.00%	21.00%
Others | Maximum
Investments in affiliates
Ownership Percentage	49.00%	50.00%